TrueShares Eagle Global Renewable Energy Income ETF
Schedule of Investments
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Electric - 96.3% (c)
AGL Energy Ltd. (b)	8,848	$47,611
Atlantica Sustainable Infrastructure PLC (b)	1,840	54,390
Boralex, Inc. - Class A (a)(b)	1,724	52,492
Brookfield Renewable Corp. - Class A (b)	2,112	73,814
Clearway Energy, Inc. - Class C	1,492	46,744
DTE Energy Co.	444	48,636
E.ON SE (b)	4,876	60,813
EDP - Energias de Portugal SA (b)	31,116	169,268
Electric Power Development Co. Ltd. (b)	3,114	49,979
Endesa SA (b)	3,316	71,924
Enel SpA (b)	19,079	116,430
Fortum Oyj (b)	3,012	46,107
Iberdrola SA (b)	9,168	114,192
IDACORP, Inc.	580	62,831
Mercury NZ Ltd. (b)	13,744	54,229
National Grid PLC (b)	3,681	49,791
NextEra Energy, Inc.	3,524	271,631
Northland Power, Inc. (b)	2,668	66,883
Ormat Technologies, Inc.	541	45,861
Orsted AS (b)	1,612	136,904
PG&E Corp. (a)	4,753	76,856
RWE AG (b)	5,152	221,483
SSE PLC (b)	7,371	163,943
The AES Corp.	6,168	148,525
TransAlta Corp. (b)	5,743	50,227
Verbund AG (b)	649	56,307
		2,357,871
Energy-Alternate Sources - 2.0%
NextEra Energy Partners LP	792	48,114
TOTAL COMMON STOCKS (Cost $2,421,510)		2,405,985

MONEY MARKET FUNDS - 0.9%
First American Treasury Obligations Fund, Class X, 4.72% (d)	22,886	22,886
TOTAL MONEY MARKET FUNDS (Cost $22,886)		22,886

TOTAL INVESTMENTS (Cost $2,444,396) - 99.2%		2,428,871
Other assets and liabilities, net - 0.8%		19,396
TOTAL NET ASSETS - 100.0%		$2,448,267

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	The rate shown is the seven day yield at period end.

COUNTRY	Percentage of Net Assets
United States	30.6%
Germany	11.5%
United Kingdom	11.0%
Canada	9.9%
Spain	7.6%
Portugal	6.9%
Denmark	5.6%
Italy	4.8%
Austria	2.3%
New Zealand	2.2%
Japan	2.0%
Australia	2.0%
Finland	1.9%
Total Country	98.3%
MONEY MARKET FUNDS	0.9%
TOTAL INVESTMENTS	99.2%
Other assets and liabilities, net	0.8%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$2,405,985	$-	$-	$2,405,985
Money Market Funds	22,886	-	-	22,886
Total Investments - Assets	$2,428,871	$-	$-	$2,428,871

*See Schedule of Investments for industry classifications.